Long-term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Senior Secured Credit Facility	$ 1,288,421	$ 890,000
Term loan B Facility	1,885,750	1,895,250
Less: Deferred financing costs	(76,739)	(92,014)
Total debt	4,397,432	3,993,236
Less: Current portion	(20,880)	(85,401)
Long-term portion	4,376,552	3,907,835
6.5% Senior Secured Notes due 2017
Debt Instrument [Line Items]
Senior Notes	800,000	800,000
7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Senior Notes	500,000	0
9.5% Senior Unsecured Notes due 2016
Debt Instrument [Line Items]
Senior Notes	$ 0	$ 500,000